Description of Organization and Business Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Description of Organization and Business Operations [Line Items]
Schedule of Fair Values of the Assets and Liabilities

The following table sets forth the assets and liabilities as of June 6, 2025, that were assumed in connection with the execution of the Business Combination:

Focus Impact
Current assets:
Loan receivable	$2,000,000
Other current assets	71,556
Total current assets	2,071,556
Total assets acquired	$2,071,556
Current liabilities:
Non-redemption agreement	$1,240,000
Accrued expenses and other current liabilities	7,686,531
Notes payable	8,558,492
Warrant liabilities	210,668,000
Total current liabilities assumed	$228,153,023

Total assets acquired and liabilities assumed	$(226,081,467)

The following table sets forth the fair values of the assets and liabilities as of February 19, 2025, that were assumed in connection with the execution of the MIPAs:

Legacy XCF
Current assets:
Cash and cash equivalents	$220,897
Related party receivables	674,737
Receivable from New Rise Renewables LLC	1,939,974
Convertible notes receivable	141,401
Total current assets	2,977,009
Land	179,000
Construction in progress	10,763,059
Total assets acquired	$13,919,068
Current liabilities:
Professional fees payable	$2,975,451
Accrued expenses and other current liabilities	191,677
Accrued interest on notes payable	501,402
Notes payable	1,964,417
Loan payable to related party	1,712,745
Convertible notes payable to related party (Note 9)	100,000,000
Total current liabilities assumed	107,345,692
Total assets acquired and liabilities assumed	$(93,426,624)

The following table sets forth the assets and liabilities as of June 6, 2025, that were assumed in connection with the execution of the Business Combination:

Focus Impact
Current assets:
Loan receivable	$2,000,000
Other current assets	71,556
Total current assets	2,071,556
Total assets acquired	$2,071,556
Current liabilities:
Non-redemption agreement	$1,240,000
Accrued expenses and other current liabilities	7,686,531
Notes payable	8,558,492
Warrant liabilities	210,668,000
Total current liabilities assumed	$228,153,023
Total assets acquired and liabilities assumed	$(226,081,467)

The following table sets forth the fair values of the assets and liabilities as of February 19, 2025, that were assumed in connection with the execution of the MIPAs:

Legacy XCF
Current assets:
Cash and cash equivalents	$220,897
Related party receivables	674,737
Receivable from New Rise Renewables LLC	1,939,974
Convertible notes receivable	141,401
Total current assets	2,977,009
Land	179,000
Construction in progress	10,763,059
Total assets acquired	$13,919,068
Current liabilities:
Professional fees payable	$2,975,451
Accrued expenses and other current liabilities	191,677
Accrued interest on notes payable	501,402
Notes payable	1,964,417
Loan payable to related party	1,712,745
Convertible notes payable to related party (Note 9)	100,000,000
Total current liabilities assumed	107,345,692
Total assets acquired and liabilities assumed	$(93,426,624)